CAPITAL MANAGEMENT - Changes in Invested Capital (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Changes in Invested capital [Roll Forward]
Opening balance	$ 12,908	$ 12,973	$ 12,806	$ 12,971
Net redemption of preferred units	0	(96)	0	(96)
Repurchase of limited partnership units	0	(14)	0	(14)
Issuance of exchangeable shares, net of unit repurchases	3	3	105	5
Ending balance	12,911	12,866	12,911	12,866
Weighted Average Invested Capital	$ 12,873	$ 12,998	$ 12,873	$ 12,998